File No. 2-66542
                                                               File No. 811-2997
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]


         Pre-Effective Amendment No.                                         [ ]
         Post-Effective Amendment No. 19                                     [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]


         Amendment No. 21                                                    [X]

                         MFS/RELIASTAR VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                        RELIASTAR LIFE INSURANCE COMPANY
             (FORMERLY NORTHWESTERN NATIONAL LIFE INSURANCE COMPANY)
                               (Name of Depositor)


            20 Washington Avenue South, Minneapolis, Minnesota 55401 (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (612) 372-1810

                                Jeffrey A. Proulx


                        ReliaStar Life Insurance Company


                           20 Washington Avenue South
                          Minneapolis, Minnesota 55401
                     (Name and Address of Agent for Service)

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after the Registration Statement becomes effective.

              It is proposed that this filing will become effective
                            (check appropriate space)


[X] immediately  upon  filing  pursuant to  paragraph  (b) of Rule 485

[ ] on(date)  pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing  pursuant to paragraph (a) of Rule 485
[ ] on (date) pursuant to paragraph (a) of Rule 485


Registrant has chosen to register an indefinite amount of securities in accordance with Rule 24f-2. The Rule 24f-2 Notice for Registrant's most recent fiscal year was filed on or about February 20, 1997.


================================================================================


                            PART C. OTHER INFORMATION


ITEM 32. UNDERTAKINGS


     The depositor, ReliaStar Life Insurance Company, represents that the fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.



                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements of the effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Minneapolis and State of Minnesota, on this /28th/ day of May, 1997.

                                   MFS/RELIASTAR VARIABLE ACCOUNT
                                                      (Registrant)

                                   By RELIASTAR LIFE INSURANCE COMPANY
                                                        (Depositor)


                                   By/s/ John G. Turner
                                         --------------
                                         John G. Turner, Chairman and
                                         Chief Executive Officer


As required by the Securities Act of 1933 and the Investment Company Act of 1940, Depositor has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Minneapolis and the State of Minnesota, on this /28th/ day of May, 1997.

                                   By RELIASTAR LIFE INSURANCE COMPANY
                                                       (Depositor)


                                   By/s/John G. Turner
                                        --------------
                                        John G. Turner, Chairman and
                                        Chief Executive Officer


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed on this /28th/ day of May, 1997 by the following directors and officers of Depositor in the capacities indicated:


/s/John G. Turner                Chairman and Chief Executive Officer
   -------------
   John G. Turner

/s/Wayne R. Huneke
   ----------------              Senior Vice President, Chief Financial Officer
   Wayne R. Huneke                 and Treasurer


/s/Chris D. Schreier             Second Vice President and Controller
   -----------------
   Chris D. Schreier


     R. Michael Conley          Wayne R. Huneke        Robert C. Salipante
     Richard R. Crowl           Kenneth U. Kuk         Donald L. Swanson
     John H. Flittie            William R. Merriam     John G. Turner
                                                       Steven W. Wishart

A majority of the Board of Directors

Jeffrey A. Proulx, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors of ReliaStar Life Insurance Company pursuant to powers of attorney duly executed by such persons.


                                   /s/Jeffrey A. Proulx, Attorney-in-Fact
                                   --------------------------------------
                                      Jeffrey A. Proulx